Distribution Date:	09/16/22	COMM 2012-CCRE2 Mortgage Trust
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE2

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Trimont Real Estate Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		CMBS Servicing		CMBSServicing@trimontrea.com
Current Mortgage Loan and Property Stratification	9-13		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	21		General Contact	(312) 332-7457
Modified Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23	Controlling Class	AEP CCR LLC
Historical Bond / Collateral Loss Reconciliation Detail	24	Representative
			Ted Papapostolou	(305) 422-4156	tp@ielp.com
Interest Shortfall Detail - Collateral Level	25
			c/o Icahn Capital LP, 16690 Collins Ave., PH-1 |	| United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12624KAA4	0.824000%	81,982,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12624KAB2	2.025000%	94,591,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12624KAC0	2.752000%	101,979,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12624KAJ5	2.841000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12624KAD8	3.147000%	546,255,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12624KAF3	3.791000%	77,629,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.13%
A-M-PEZ	12624KAN6	3.791000%	52,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.13%
B	12624KAG1	4.393000%	37,341,000.00	30,437,356.96	668,151.34	111,426.09	0.00	0.00	779,577.43	29,769,205.62	80.24%	15.38%
B-PEZ	12624KAQ9	4.393000%	25,414,000.00	20,715,433.17	454,738.71	75,835.75	0.00	0.00	530,574.46	20,260,694.46	80.24%	15.38%
C	12624KAH9	5.054614%	25,549,000.00	25,549,000.00	0.00	107,616.95	0.00	0.00	107,616.95	25,549,000.00	63.28%	12.13%
C-PEZ	12624KAU0	5.054614%	17,389,000.00	17,389,000.00	0.00	73,245.57	0.00	0.00	73,245.57	17,389,000.00	63.28%	12.13%
D	12624KAW6	5.054614%	23,120,000.00	23,120,000.00	0.00	97,385.57	0.00	0.00	97,385.57	23,120,000.00	54.14%	10.38%
E	12624KAY2	5.054614%	51,195,000.00	51,195,000.00	0.00	215,642.48	0.00	0.00	215,642.48	51,195,000.00	33.92%	6.50%
F	12624KBA3	4.250000%	23,120,000.00	23,120,000.00	0.00	81,883.33	0.00	0.00	81,883.33	23,120,000.00	24.79%	4.75%
G	12624KBC9	4.250000%	23,120,000.00	23,120,000.00	0.00	81,883.33	0.00	0.00	81,883.33	23,120,000.00	15.66%	3.00%
H*	12624KBE5	4.250000%	39,634,967.00	39,634,967.00	0.00	187,171.69	0.00	0.00	187,171.69	39,634,967.00	0.00%	0.00%
V	12624KBG0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624KBJ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624KBL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,321,152,967.00	254,280,757.13	1,122,890.05	1,032,090.76	0.00	0.00	2,154,980.81	253,157,867.08

X-A	12624KAE6	5.054614%	1,055,270,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12624KAL0	0.404827%	265,882,967.00	254,280,757.13	0.00	85,783.02	0.00	0.00	85,783.02	253,157,867.08
Notional SubTotal			1,321,152,967.00	254,280,757.13	0.00	85,783.02	0.00	0.00	85,783.02	253,157,867.08

Deal Distribution Total					1,122,890.05	1,117,873.78	0.00	0.00	2,240,763.83

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	The initial certificate balance of the Class A-M-PEZ, Class B-PEZ, Class C-PEZ and Class D certificates represents the certificate balance of such class without giving effect to any exchange.

The certificate balances of the Class A-M-PEZ, Class B-PEZ, Class C-PEZ and Class D certificates to be issued on the closing date will be reduced, in required proportions, by an amount equal to the certificate balance of the Class PEZ certificates issued on the closing date. For

	details on the current status and payments of Class PEZ, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12624KAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12624KAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12624KAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12624KAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12624KAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12624KAF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M-PEZ	12624KAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12624KAG1	815.11895664	17.89323639	2.98401462	0.00000000	0.00000000	0.00000000	0.00000000	20.87725101	797.22572025
B-PEZ	12624KAQ9	815.11895687	17.89323641	2.98401472	0.00000000	0.00000000	0.00000000	0.00000000	20.87725112	797.22572047
C	12624KAH9	1,000.00000000	0.00000000	4.21217856	0.00000000	0.00000000	0.00000000	0.00000000	4.21217856	1,000.00000000
C-PEZ	12624KAU0	1,000.00000000	0.00000000	4.21217839	0.00000000	0.00000000	0.00000000	0.00000000	4.21217839	1,000.00000000
D	12624KAW6	1,000.00000000	0.00000000	4.21217863	0.00000000	0.00000000	0.00000000	0.00000000	4.21217863	1,000.00000000
E	12624KAY2	1,000.00000000	0.00000000	4.21217853	0.00000000	0.00000000	0.00000000	0.00000000	4.21217853	1,000.00000000
F	12624KBA3	1,000.00000000	0.00000000	3.54166652	0.00000000	0.00000000	0.00000000	0.00000000	3.54166652	1,000.00000000
G	12624KBC9	1,000.00000000	0.00000000	3.54166652	0.00000000	0.00000000	0.00000000	0.00000000	3.54166652	1,000.00000000
H	12624KBE5	1,000.00000000	0.00000000	4.72238794	(1.18072131)	5.53518664	0.00000000	0.00000000	4.72238794	1,000.00000000
V	12624KBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624KBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624KBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12624KAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12624KAL0	956.36347074	0.00000000	0.32263451	0.00000000	0.00000000	0.00000000	0.00000000	0.32263451	952.14022145

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	08/01/22 - 08/30/22	30	0.00	85,783.02	0.00	85,783.02	0.00	0.00	0.00	85,783.02	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M-PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	08/01/22 - 08/30/22	30	0.00	111,426.09	0.00	111,426.09	0.00	0.00	0.00	111,426.09	0.00
B-PEZ	08/01/22 - 08/30/22	30	0.00	75,835.75	0.00	75,835.75	0.00	0.00	0.00	75,835.75	0.00
C	08/01/22 - 08/30/22	30	0.00	107,616.95	0.00	107,616.95	0.00	0.00	0.00	107,616.95	0.00
C-PEZ	08/01/22 - 08/30/22	30	0.00	73,245.57	0.00	73,245.57	0.00	0.00	0.00	73,245.57	0.00
D	08/01/22 - 08/30/22	30	0.00	97,385.57	0.00	97,385.57	0.00	0.00	0.00	97,385.57	0.00
E	08/01/22 - 08/30/22	30	0.00	215,642.48	0.00	215,642.48	0.00	0.00	0.00	215,642.48	0.00
F	08/01/22 - 08/30/22	30	0.00	81,883.33	0.00	81,883.33	0.00	0.00	0.00	81,883.33	0.00
G	08/01/22 - 08/30/22	30	0.00	81,883.33	0.00	81,883.33	0.00	0.00	0.00	81,883.33	0.00
H	08/01/22 - 08/30/22	30	266,184.79	140,373.84	0.00	140,373.84	(46,797.85)	0.00	0.00	187,171.69	219,386.94
Totals			266,184.79	1,071,075.93	0.00	1,071,075.93	(46,797.85)	0.00	0.00	1,117,873.78	219,386.94

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M-PEZ (Non-PEZ)	12624KAN6	N/A	52,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	N/A	N/A	52,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-PEZ (Non-PEZ)	12624KAQ9	4.393000%	25,414,000.00	20,715,433.17	454,738.71	75,835.75	0.00	0.00	530,574.46	20,260,694.46
B (PEZ)	N/A	N/A	25,414,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-PEZ (Non-PEZ)	12624KAU0	5.054614%	17,389,000.00	17,389,000.00	0.00	73,245.57	0.00	0.00	73,245.57	17,389,000.00
C (PEZ)	N/A	N/A	17,389,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Non-PEZ)	12624KAW6	5.054614%	9,363,000.00	23,120,000.00	0.00	97,385.57	0.00	0.00	97,385.57	23,120,000.00
D (PEZ)	N/A	N/A	9,363,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			210,000,000.00	61,224,433.17	454,738.71	246,466.89	0.00	0.00	701,205.60	60,769,694.46

Exchangeable Certificate Details
PEZ	12624KAS5	N/A	105,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			105,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-M-PEZ, Class B-PEZ and Class C-PEZ certificates and up to $9,363,000 in certificate balance of the Class D certificates may be exchanged for Class
PEZ certificates.

Class PEZ certificates may be exchanged for up to the full certificate balance of the Class A-M-PEZ, Class B-PEZ and Class C-PEZ certificates and up to $9,363,000 in certificate balance of the Class D certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	2,240,763.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,087,089.57	Master Servicing Fee	12,868.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	670.03
Interest Adjustments	0.00	Trustee Fee	74.45
Deferred Interest	0.00	Operating Advisor Fee	425.23
ARD Interest	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	1,975.62
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	16,013.63
Total Interest Collected	1,087,089.57

Principal		Expenses/Reimbursements
Scheduled Principal	153,910.78	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(46,797.84)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	968,979.27	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,122,890.05	Total Expenses/Reimbursements	(46,797.84)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,117,873.78
Excess Liquidation Proceeds	0.00	Principal Distribution	1,122,890.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,240,763.83
Total Funds Collected	2,209,979.62	Total Funds Distributed	2,209,979.62

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	254,280,758.33	254,280,758.33	Beginning Certificate Balance	254,280,757.13
(-) Scheduled Principal Collections	153,910.78	153,910.78	(-) Principal Distributions	1,122,890.05
(-) Unscheduled Principal Collections	968,979.27	968,979.27	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	253,157,868.28	253,157,868.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	255,019,282.13	255,019,282.13	Ending Certificate Balance	253,157,867.08
Ending Actual Collateral Balance	253,922,976.89	253,922,976.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	9,686,667.29	3.83%	(2)	5.0700	1.009800	1.29 or less	2	52,615,686.08	20.78%	6	5.3376	1.193785
10,000,000 to 19,999,999		1	16,511,161.47	6.52%	8	5.3980	1.350000	1.30 to 1.39	1	16,511,161.47	6.52%	8	5.3980	1.350000
20,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 69,999,999		1	42,929,018.79	16.96%	8	5.3980	1.235300	1.50 to 1.59	1	105,000,000.00	41.48%	(3)	4.9870	1.524500
70,000,000 to 99,999,999		1	79,031,020.73	31.22%	(2)	4.6000	2.156400	1.60 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
	100,000,000 or greater	1	105,000,000.00	41.48%	(3)	4.9870	1.524500	1.75 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651	2.00 or greater	1	79,031,020.73	31.22%	(2)	4.6000	2.156400
								Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Illinois	1	79,031,020.73	31.22%	(2)	4.6000	2.156400
							Office	1	105,000,000.00	41.48%	(3)	4.9870	1.524500
New York	3	164,440,180.26	64.96%	1	5.1356	1.431480
							Retail	4	148,157,868.28	58.52%	2	4.9509	1.724676
Texas	1	9,686,667.29	3.83%	(2)	5.0700	1.009800
							Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651
Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.499% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	2	184,031,020.73	72.69%	(3)	4.8208	1.795866	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.499%	3	69,126,847.55	27.31%	7	5.3520	1.231097	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% to 5.999%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.000% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	253,157,868.28	100.00%	0	4.9659	1.641651
	Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651	Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	5	253,157,868.28	100.00%	0	4.9659	1.641651	Interest Only	2	184,031,020.73	72.69%	(3)	4.8208	1.795866
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651	65 months or greater	3	69,126,847.55	27.31%	7	5.3520	1.231097
								Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	16,511,161.47	6.52%	8	5.3980	1.350000				None
	12 months or less	4	236,646,706.81	93.48%	(1)	4.9357	1.662000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	253,157,868.28	100.00%	0	4.9659	1.641651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
3	620100003	OF	New York	NY	Actual/360	4.987%	450,907.92	0.00	0.00	N/A	06/11/22	--	105,000,000.00	105,000,000.00	09/11/22
5	620100005	RT	Chicago Ridge	IL	Actual/360	4.600%	316,888.89	968,979.27	0.00	N/A	07/06/22	07/06/23	80,000,000.00	79,031,020.73	09/06/22
6A	656100032	RT	Albany	NY	Actual/360	5.398%	199,973.45	91,957.65	0.00	N/A	05/06/23	--	43,020,976.44	42,929,018.79	09/06/22
6B	656100038	RT	Albany	NY	Actual/360	5.398%	76,912.87	35,368.32	0.00	N/A	05/06/23	--	16,546,529.79	16,511,161.47	09/06/22
37	620100037	RT	Houston	TX	Actual/360	5.070%	42,406.44	26,584.81	0.00	N/A	07/11/22	--	9,713,252.10	9,686,667.29	07/11/22
Totals							1,087,089.57	1,122,890.05	0.00				254,280,758.33	253,157,868.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	21,411,305.00	9,706,338.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,627,800.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	29,183,948.00	13,171,731.00	01/01/22	06/30/22	--	0.00	26,732.75	1,703,969.42	1,703,969.42	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	10,281.82	322,556.66	322,556.66	0.00	0.00
37	1,060,683.79	233,132.96	01/01/22	03/31/22	--	0.00	0.00	68,460.96	109,106.21	0.00	0.00
Totals	60,283,737.24	23,111,201.96				0.00	37,014.57	2,094,987.04	2,135,632.29	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	620100005	968,979.27	Partial Liquidation (Curtailment)	0.00	0.00
Totals		968,979.27		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	968,979.27	0	0.00	4.965863%	4.814162%	0
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	769,890.68	0	0.00	4.964696%	4.812382%	1
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.978083%	4.837344%	2
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	54,533,277.28	4.990435%	4.862641%	3
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,318,286.25	4.940116%	4.836408%	3
04/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	10	329,420,096.37	4.947557%	4.846991%	4
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	69,473,795.96	4.870618%	4.785797%	4
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.900030%	4.837081%	5
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.902337%	4.839337%	6
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.902363%	4.839359%	7
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.902395%	4.839388%	8
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.902420%	4.839410%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
37	620100037	07/11/22	1	5	68,460.96	109,106.21	0.00	9,760,873.52	07/08/22	11
Totals					68,460.96	109,106.21	0.00	9,760,873.52

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		114,686,667	105,000,000	9,686,667		0
0 - 6 Months		0	0	0		0
7 - 12 Months		138,471,201	138,471,201	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	253,157,868	243,471,201	9,686,667	0	0	0
Aug-22	254,280,758	244,567,506	9,713,252	0	0	0
Jul-22	298,462,819	287,956,554	0	10,506,265	0	0
Jun-22	314,561,102	314,561,102	0	0	0	0
May-22	508,856,030	508,856,030	0	0	0	0
Apr-22	552,936,595	552,936,595	0	0	0	0
Mar-22	910,566,731	910,566,731	0	0	0	0
Feb-22	1,002,095,012	1,002,095,012	0	0	0	0
Jan-22	1,027,468,167	1,027,468,167	0	0	0	0
Dec-21	1,029,440,380	1,029,440,380	0	0	0	0
Nov-21	1,031,522,048	1,031,522,048	0	0	0	0
Oct-21	1,033,477,040	1,033,477,040	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	620100005	79,031,020.73	79,031,020.73	65,700,000.00	04/22/22	8,045,905.45	2.15640	12/31/21	07/06/22	I/O
37	620100037	9,686,667.29	9,760,873.52	12,760,000.00	09/01/20	209,019.96	1.00980	03/31/22	07/11/22	237
Totals		88,717,688.02	88,791,894.25	78,460,000.00		8,254,925.41

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	620100005	RT	IL	03/14/22	1

37	620100037	RT	TX	07/08/22	11

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6A	656100032	0.00	5.39800%	0.00	5.39800%	10	02/25/21	04/06/20	03/11/21
6B	656100038	0.00	5.39800%	0.00	5.39800%	10	02/25/21	04/06/20	03/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	28000172 10/17/17	8,082,058.76	16,200,000.00	8,500,505.20	418,446.44	8,500,505.20	8,082,058.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,082,058.76	16,200,000.00	8,500,505.20	418,446.44	8,500,505.20	8,082,058.76	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/22	0.00	(105,000,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	28000172	10/17/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(105,000,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	(48,888.89)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	2,091.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(46,797.84)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(46,797.84)

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Supplemental Notes
Loan Split of Prosp. ID 6 to Prosp. ID 6.01 and Prosp. ID 6.02

In the marketing material for the COMM 2012-CCRE2 Trust, Prosp. ID 6, Crossgates Mall, was reported as one loan with a balance at securitization of $71,779,584.25.With the first Distribution Date of September 17, 2012, the Master Servicer is reporting Prosp.

ID. 6 as two separate loans. The first loan has a balance at securitization of $51,840,811.13 and is being reported as Prosp. ID 6.01.The second loan has a balance of $19,938,773.51 and is being reported as Prosp. ID 6.02.This has resulted in 65 loans and 99 properties being reported as part of the collateral which differs from the 64 loans and 98 properties which were reported in the marketing material.
IRP Prospectus Loan ID Updates to Prosp. ID 6.01 and Prosp. ID 6.02

Beginning with the June 2015 reporting cycle, the Prospectus Loan IDs related to the loans 6.01 and 6.02 have been updated to 6A and 6B respectively to ensure consistency within the Investor Reporting Package (IRP). The update to the reporting is not related to any type of modification or any change to the terms of the underlying mortgage or loans. All loan terms remain as outlined on the Annex and Loan Periodic File (LPU). Please also see the Notice entitled "Prospectus Loan ID Updates for June 2015" in the

Special Notices section for this deal on CTSLink.com.
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $105,000,000.00 of Class PEZ was exchanged for $52,834,000.00 of Class A-M-PEZ, $25,414,000.00 of Class B-PEZ, $17,389,000.00 of Class C-PEZ, and $9,363,000.00 of Class

D.

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